Note 15 - Penalty for Delayed Delivery of Product	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Penalty For Delayed Delivery Of Product [Text Block]
NOTE 15 – PENALTY FOR DELAYED DELIVERY OF PRODUCT

In 2009, the Company signed a contract for the delivery of two Cyclone prototype engines that had a performance penalty of $25,000 per month for late delivery, paid with restricted Company common stock (pursuant to Rule 144) based on the closing price for the Company’s stock on the OTC Markets on the last day of the applicable month. Other terms of the contract reflected development fees paid by the customer, and royalties to be paid to the Company based on units subsequently manufactured and sold by the customer.  The original delivery date was revised to January 1, 2011. Effective January 1, 2012 the Company’s agreed that two WHE engines would be substituted for the deliverable in satisfaction of the contract, but that the Company is still obligated to deliver two Mark 5 engines at a later time. For the six months ended June 30, 2012, and for the year ended December 31, 2011, the Company charged $50,000 and $ 350,000 for this penalty to cost of goods sold, respectively, for subsequent delayed engine delivery. As of April 2012, the maximum $400,000 contracted penalty has been provided and no additional penalties in stock or cash are to be recognized on the contract.

NOTE 15 - PENALTY FOR DELAYED DELIVERY OF PRODUCT

In 2009, the Company signed a contract for the delivery of two Mark V prototype engines that had a performance penalty of $25,000 per month for late delivery, paid with restricted Company common stock (pursuant to Rule 144) based on the closing price for the Company’s stock on the OTC Markets on the last day of the applicable month. Other terms of the contract reflected development fees paid by the customer, and royalties to be paid to the Company based on units subsequently manufactured and sold by the customer.  The original delivery date was revised to January 1, 2011. Effective January 1, 2012 the Company’s agreed that two WHE engines would be substituted for the deliverable in satisfaction of the contract, but that Cyclone is still obligated to deliver two Mark V engines at a later time. For the year ended December 31, 2011, the Company charged $350,000 to cost of goods sold for this penalty. This is reflective of 1,309,306 shares of restricted common stock issued in the first year, valued at $300,000, and $50,000 of accrued expenses for subsequent delayed engine delivery.